COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Oct. 31, 2017
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees		$ 9,100
Principal Amount of Claim		1,000	$ 6,300
Aggregate amount of guarantees		128,036
Restricted cash collateral		27,241
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		$ 118,469
Aggregate amount	$ 154,000